Selected Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Selected Quarterly Financial Data
Financial Designation	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Revenue				$ 14,073	$ 15,974		$ 34,581	$ 36,573		$ 29,783	$ 28,972	$ 28,027	$ 21,500	$ 17,348
Net Income				$ (12,125)	$ 5,313		$ 25,856	$ 31,202		$ 24,990
Earnings per common share data:
Basic and diluted					$ 0.04
Weighted average number of common shares:
Basic					132,111,329	132,165,005									132,120,290
Diluted					132,499,386	132,165,005									132,120,290

[1]	Predecessor periods are combined as disclosed in Note 1.